Lord Abbett Developing Growth Fund

Supplement dated April 17, 2018 to the

Summary Prospectus dated December 1, 2017, as supplemented

Effective April 17, 2018, the following table replaces the table in the subsection under “Management – Portfolio Managers” on page 9 of the summary prospectus:

Portfolio Manager/Title	Member of the Investment Management Team Since
F. Thomas O’Halloran, III, Partner and Portfolio Manager	2001
Matthew R. DeCicco, Portfolio Manager	2003

Please retain this document for your future reference.